Oppenheimer Bond Fund

Supplement dated March 18, 2002 to the

Statement of Additional Information dated April 24, 2001

The Statement of Additional Information is changed by deleting John S. Kowalik and his biographical information as it currently appears on page 35.

March 18, 2002                                                                                                                                     PX0285.010